Revenue Recognition (Tables)	6 Months Ended
Jun. 30, 2020
Revenue Recognition [Abstract]
Schedule of revenue from contracts with customers
	Six Months Ended June 30,
	2020	2019

Insurance brokerage commissions	$638,574	$1,820,214
Futures and securities brokerage commissions	565,517	1,457,232
Market making commissions and fees	2,717,614	3,840,917

Total revenue from contracts with customers	$3,921,705	$7,118,363

Hong Kong	$1,204,091	$3,277,446
Cayman Islands	2,717,614	3,840,917

	$3,921,705	$7,118,363